Document and Entity Information	Jan. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001759138
Document Type	8-K
Document Period End Date	Jan. 08, 2024
Entity Registrant Name	CABALETTA BIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39103
Entity Tax Identification Number	82-1685768
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(267)
Local Phone Number	759-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	CABA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false